Short-Term Debt (Narrative) (Details)	Nov. 10, 2016 USD ($)	Dec. 31, 2016	Sep. 30, 2016	Aug. 01, 2016 USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (greater than)		3.0
Ratio of net indebtedness to EBITDA, debt covenant		4.20	4.08		4.40	4.80	4.40	4.56	4.61	4.62	4.65	4.59	4.38
Revolving Credit Facility [Member] | Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount				$ 25,000,000
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility [Member] | LIBOR [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	2.50%
Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA, debt covenant		1.64